CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	7 Months Ended	12 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended
	Dec. 31, 2010 Holdco	Dec. 31, 2011 Holdco	Dec. 31, 2012 Successor	May 28, 2010 Predecessor	May 28, 2010 Predecessor Mezzanine	Dec. 31, 2010 Common Stock Holdco	Dec. 31, 2011 Common Stock Holdco	Dec. 31, 2010 Additional Paid-in Capital Holdco	Dec. 31, 2011 Additional Paid-in Capital Holdco	May 28, 2010 Additional Paid-in Capital Predecessor	May 28, 2010 Additional Paid-in Capital Predecessor Mezzanine	Dec. 31, 2009 Common Stock Class A Predecessor
Common stock, shares	150	150		5,000				150	150	5,000
Transfer of shares of common stock to mezzanine, shares					200.8						200.8
Shares			198.3									395.7